51 Madison Avenue

New York, New York 10010

July 24, 2019

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	IndexIQ Active ETF Trust (the “Registrant”)

Registration Nos.: 333-183489 and 811-22739

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

1.       The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 21 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed with the Securities and Exchange Commission on July 19, 2019 (the “Amendment”); and

2.       The text of the Amendment has been filed electronically.

Please do not hesitate to contact Matthew V. Curtin at (212) 576-7634 if you have any questions regarding this filing.

Very truly yours,

/s/ Matthew V. Curtin

Matthew V. Curtin

Secretary

cc:	Jonathan Zimmerman

Barry Pershkow, Chapman and Cutler LLP